19. BORROWINGS AND FINANCING (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	R$ 263,437,340	R$ 182,267,490
Other [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	0% p.a.
Borrowings	R$ 892,008	484,430
TR [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	0% p.a.
Borrowings	R$ 30,830	22,662
TJLP [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	2.95% p.a. + TJLP
Borrowings	R$ 4,255,632	3,945,972
CDI [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	80% of CDI
Borrowings	R$ 5,184,615	4,694,687
Fixed Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest Rate Description	1.75% p.a. – 13.61% p.a.
Borrowings	R$ 15,980,649	R$ 9,078,998